Retirement Benefits (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Term of equivalent salary payable	15 days
Number of years of service for gratuity benefits to vest	5 years
Accumulated benefit obligation	$ 292,701	$ 290,852
Employee contribution percentage	12.00%
Employer contribution amount	$ 228,075	$ 259,684	$ 279,396